Average Annual Total Returns - Institutional - Vanguard SP Mid-Cap 400 Growth Index Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares Since Inception	Institutional Shares Inception Date	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions Since Inception	Institutional Shares Return After Taxes on Distributions Inception Date	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	S&P MidCap 400 Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P MidCap 400 Growth Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P MidCap 400 Growth Index (reflects no deduction for fees, expenses, or taxes) Since Inception	S&P MidCap 400 Growth Index (reflects no deduction for fees, expenses, or taxes) Inception Date	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	26.20%	9.65%	10.78%	Mar. 28, 2011	25.77%	9.32%	10.50%	Mar. 28, 2011	15.71%	7.56%	8.79%	Mar. 28, 2011	26.29%	9.72%	10.85%	Mar. 28, 2011	30.90%	11.18%	12.75%	Mar. 28, 2011